PHOENIX CA TAX-EXEMPT BOND FUND
       (FORMERLY KNOWN AS PHOENIX-GOODWIN CALIFORNIA TAX-EXEMPT BOND FUND) Supplement dated July 1, 2005 to the Prospectus dated August 28, 2004, as supplemented June 17, 2005


IMPORTANT NOTICE TO INVESTORS

Effective July 1, 2005, the fund's investment adviser is implementing an expense cap of total fund operating expenses at 1.00% for Class A Shares and 1.75% for Class B Shares. On page 5, under the heading "Fund Expenses," the "Annual Fund Operating Expenses" portion of the fee table is replaced and footnote (c) added as follows:

      -------------------------------------------------- --------------- ---------------
                                                            CLASS A         CLASS B
                                                            SHARES          SHARES
                                                            ------          ------
      -------------------------------------------------- --------------- ---------------
      ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT
      ARE DEDUCTED FROM FUND ASSETS)
      -------------------------------------------------- --------------- ---------------
      Management Fees                                        0.45%           0.45%
      -------------------------------------------------- --------------- ---------------
      Distribution and Service (12b-1) Fees                  0.25%           1.00%
      -------------------------------------------------- --------------- ---------------
      Other Expenses                                         0.49%           0.49%
                                                             -----           -----
      -------------------------------------------------- --------------- ---------------
      TOTAL ANNUAL FUND OPERATING EXPENSES                   1.19%           1.94%
      -------------------------------------------------- --------------- ---------------
      Expense Reduction(c)                                  (0.19)%         (0.19)%
                                                            -------         -------
      -------------------------------------------------- --------------- ---------------
      NET ANNUAL FUND OPERATING EXPENSES                     1.00%           1.75%
                                                             =====           =====
      -------------------------------------------------- --------------- ---------------

      (c) Contractual arrangement with the fund's investment adviser to limit the fund's total operating expenses (excluding interest, taxes and extraordinary expenses), through August 31, 2006, so that such expenses do not exceed 1.00% for Class A Shares and 1.75% for Class B Shares. The adviser will not seek to recapture any reimbursed operating expenses in the future.

      Additionally, the first example table on page 6 is replaced with the following:

      ----------------------- --------------- ---------------- --------------- ----------------
      CLASS                       1 YEAR          3 YEARS         5 YEARS         10 YEARS
      ----------------------- --------------- ---------------- --------------- ----------------
      Class A                      $572            $817            $1,081          $1,834
      ----------------------- --------------- ---------------- --------------- ----------------
      Class B                      $578            $791            $1,029          $2,249
      ----------------------- --------------- ---------------- --------------- ----------------

      The second example table on page 6 is replaced with the following:

      ----------------------- --------------- ---------------- --------------- ----------------
      CLASS                       1 YEAR          3 YEARS         5 YEARS         10 YEARS
      ----------------------- --------------- ---------------- --------------- ----------------
      Class B                      $178            $591            $1,029          $2,249
      ----------------------- --------------- ---------------- --------------- ----------------

The following disclosure is added below the second table:

      The examples assume that the expense reimbursement obligations of the adviser are in effect for one year. Thereafter, the examples do not reflect any expense reimbursement.

      INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

PXP 692 CA TEBF Exp (07/05)